Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 102 .77%
ASSET-BACKED SECURITIES — 14 .86% **
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 122,434 $ 126,169
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 01/21/32
1,2,3
5,270,000 5,282,437
AMSR Trust,
Series 2020-SFR1, Class G
4.31% 04/17/37
1
10,503,000 10,229,406
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
6,000,000 5,897,303
AMSR Trust,
Series 2022-SFR3, Class E1
4.00% 10/17/39
1
10,000,000 9,173,643
Barings CLO Ltd.,
Series 2020-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.14% 01/20/32
1,2,3
8,300,000 8,305,561
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.29% 04/20/33
1,2,3
10,000,000 10,005,800
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.09% 07/20/29
1,2,3
5,500,000 5,498,130
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
19,250 1,412,319
Carvana Auto Receivables Trust,
Series 2021-N4, Class R
0.00% 09/12/28
1
26,800 1,545,904
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
14,200 3,151,802
Carvana Auto Receivables Trust,
Series 2022-N1, Class R
0.00% 12/11/28
1
71,000 5,567,444
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
1
54,850 8,059,855
Carvana Auto Receivables Trust,
Series 2023-P3, Class R
0.00% 08/12/30
1
16,200 3,088,552
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.99% 01/18/31
1,2,3
8,525,000 8,521,914
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.91% 06/25/42
1,2
$ 995,873 $ 882,960
Clover CLO LLC,
Series 2018-1A, Class B1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.27% 04/20/37
1,2,3
9,300,000 9,319,242
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.16% 10/15/52
1,4
3,238,606 28,530
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
5,197,000 4,741,593
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
4.01% 12/15/52
1,4
14,608,629 630,243
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.96% 12/15/52
1,4
12,500,000 773,239
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.53% 10/15/54
1,4
65,609,171 2,701,195
DataBank Issuer,
Series 2021-1A, Class A2
2.06% 02/27/51
1
6,047,860 5,615,634
Elmwood CLO 30 Ltd.,
Series 2024-6A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
7.06% 07/17/37
1,2,3
6,000,000 6,007,500
Exeter Automobile Receivables Trust,
Series 2023-3A, Class D
6.68% 04/16/29 6,120,000 6,210,616
Flexential Issuer,
Series 2021-1A, Class C
6.93% 11/27/51
1
9,755,000 8,968,614
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
1
9,435,000 8,462,398
GBX Leasing,
Series 2022-1, Class A
2.87% 02/20/52
1
9,147,717 8,116,782
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
20,828 20,691
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
6.05% 08/25/42
2
184,346 176,692
GoldenTree Loan Management U.S. CLO 20 Ltd.,
Series 2024-20A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
7.13% 07/20/37
1,2,3
5,240,000 5,251,633

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III LP,
Series 2021-2A, Class C
2.52% 12/27/27
1
$ 5,569,500 $ 5,057,105
Hertz Vehicle Financing LLC,
Series 2022-4A, Class D
6.56% 09/25/26
1
4,532,000 4,411,043
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89% 06/20/54
1
5,585,000 5,669,799
HPS Loan Management Ltd.,
Series 2024-20A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.85%)
7.09% 07/25/37
1,2,3
4,850,000 4,860,951
LAD Auto Receivables Trust,
Series 2023-3A, Class D
6.92% 12/16/30
1
4,000,000 4,112,444
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.94% 04/20/30
1,2,3
2,330,000 2,331,165
Magnetite XXI Ltd.,
Series 2019-21A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.94% 04/20/34
1,2,3
8,000,000 8,003,440
MetroNet,
Series 2023-3, Class A
7.95% 04/20/53
1,5,6
2,650,000 2,653,105
Nelnet Student Loan Trust,
Series 2006-2, Class B
(SOFR90A plus 0.46%)
5.81% 01/25/38
2
2,083,625 1,871,616
Neuberger Berman Loan Advisers CLO 24 Ltd.,
Series 2017-24A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.09% 04/19/30
1,2,3
750,000 749,790
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.75% 07/15/36
1,2,3
6,400,000 6,403,642
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.63% 02/24/37
1,2,3
5,000,000 5,001,265
OHA Credit Funding 8 Ltd.,
Series 2021-8A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.09% 01/18/34
1,2,3
6,650,000 6,648,537
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Owl Rock CLO XV LLC,
Series 2024-15A, Class A
(CME Term SOFR 3-Month plus 2.30%)
7.62% 01/20/36
1,2
$ 4,650,000 $ 4,692,761
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.34% 01/20/34
1,2,3
4,850,000 4,852,425
Progress Residential Trust,
Series 2021-SFR2, Class G
4.25% 04/19/38
1
7,956,000 7,419,370
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
1
4,237,000 3,902,965
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
1
3,700,000 3,418,598
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
15,752,000 14,553,978
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
10.37% 01/20/37
1,2,3
3,940,000 4,051,620
Rad CLO 7 Ltd.,
Series 2020-7A, Class B1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
7.22% 04/17/36
1,2,3
7,280,000 7,296,628
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 10/15/32
1,2,3
3,890,000 3,897,803
RRE 15 Loan Management DAC,
Series 15X, Class A1
(Ireland)
(3-Month Euribor plus 1.75%)
5.66% 10/15/35
2,3
5,000,000 5,371,879
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81% 04/20/45
1
7,905,000 7,748,057
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
8,339,278 7,439,547
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.90% 08/15/31
2
260,147 234,668
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00% 10/28/29
1
6,250 2,010,689

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
6.20% 12/15/68
2
$ 2,273,262 $ 2,204,238
SLM Student Loan Trust,
Series 2003-4, Class A5D
(SOFR90A plus 1.01%)
6.36% 03/15/33
1,2
1,082,600 1,056,589
SLM Student Loan Trust,
Series 2003-7, Class B
(SOFR90A plus 0.83%)
6.18% 09/15/39
2
1,601,851 1,465,429
SLM Student Loan Trust,
Series 2004-10, Class B
(SOFR90A plus 0.63%)
5.98% 01/25/40
2
5,860,833 5,528,490
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
6.08% 07/25/39
2
292,049 278,821
SLM Student Loan Trust,
Series 2005-3, Class B
(SOFR90A plus 0.41%)
5.76% 04/25/40
2
1,922,944 1,820,615
SLM Student Loan Trust,
Series 2006-8, Class B
(SOFR90A plus 0.49%)
5.84% 01/25/41
2
2,005,167 1,875,054
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
6.36% 10/27/70
2
2,195,000 2,199,532
SLM Student Loan Trust,
Series 2007-8, Class B
(SOFR90A plus 1.26%)
6.61% 04/27/83
2
3,246,064 3,113,255
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.81% 01/25/83
2
1,000,000 1,006,703
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.81% 04/26/83
2
710,000 721,358
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.26% 07/25/22
2
496,799 499,049
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.46% 04/25/73
2
710,000 723,337
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.46% 07/25/73
2
7,315,000 7,329,390
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.71% 07/25/23
2
$ 6,086,317 $ 6,063,967
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.46% 07/26/83
2
710,000 720,719
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.46% 07/26/83
2
820,000 815,039
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.40% 09/25/28
2
453,784 447,925
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
2
705,789 690,040
SLM Student Loan Trust,
Series 2012-7, Class B
(SOFR30A plus 1.91%)
7.25% 09/25/43
2
2,200,000 2,205,289
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
6.05% 02/26/29
2
612,724 594,904
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
1,250,591 1,275,172
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
949,139 967,226
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
150,000 138,628
TCI-Flatiron CLO Ltd.,
Series 2017-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.82%)
7.15% 11/18/30
1,2,3
5,090,000 5,090,509
Textainer Marine Containers VII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11% 09/20/45
1,3
5,731,125 5,213,425
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
(CME Term SOFR 3-Month plus 1.75%)
0.00% 01/20/32
1,2,3
8,000,000 8,000,000
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
2,534,950 2,300,925
TIF Funding II, LLC,
Series 2021-1A, Class B
2.54% 02/20/46

2,876,094 2,502,911

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Triton Container Finance VIII, LLC,
Series 2021-1A, Class B
2.58% 03/20/46
1
$ 2,218,294 $ 1,939,647
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17% 05/28/39
1,3
3,000,000 3,809,003
Westlake Automobile Receivables Trust,
Series 2023-3A, Class D
6.47% 03/15/29
1
9,640,000 9,718,015
Westlake Automobile Receivables Trust,
Series 2024-1A, Class D
6.02% 10/15/29
1
6,390,000 6,414,310
Total Asset-Backed Securities
(Cost $414,890,429) 377,168,205
BANK LOANS — 3 .52% *
Automotive — 0 .01%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
10.59% 03/30/27
2
250,320 249,109
Communications — 0 .23%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 12/17/27
2
1,462,217 1,465,529
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.94% 04/15/27
2
899,147 749,525
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
2
509,547 509,929
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.76%)
11.07% 12/20/24
2
537,184 407,513
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.83% 08/16/28
2
609,677 449,636
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(SOFR plus 2.61%)
7.94% 01/31/28
2
938,024 898,637
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.46% 03/09/27
2
563,487 492,113
(SOFR plus 4.33%)
9.67% 03/09/27
2
1,034,445 915,163
5,888,045
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary — 0 .21%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
8.83% 12/23/27
2
$ 558,601 $ 547,011
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.84% 04/05/28
2
597,709 548,398
(SOFR plus 6.25%)
11.58% 04/05/28
2
248,820 252,552
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
8.84% 04/05/28
2,7
935,304 748,243
Hanesbrands, Inc.,
Term Loan A, 1st Lien
(SOFR plus 2.10%)
7.44% 11/19/26
2
729,089 720,887
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
1,110,195 903,266
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.10% 07/31/28
2
380,999 382,108
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.51%)
8.23% 03/31/28
2
1,198,692 1,200,490
5,302,955
Energy — 0 .03%
NGL Energy Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 02/03/31
2
718,264 721,662
Entertainment — 0 .02%
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.21% 05/16/25
2
584,094 585,762
Finance — 0 .08%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
7.34% 06/22/28
2
453,674 454,808
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 04/09/27
2
197,625 197,772
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.96% 01/26/28
2
960,043 960,287

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
7.44% 04/30/28
2
$ 472,296 $ 450,552
2,063,419
Food — 0 .04%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 10/01/25
2
139,690 133,077
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 04/25/31
2
1,012,846 1,017,490
1,150,567
Gaming — 0 .10%
Caesars Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
8.10% 02/06/31
2
1,216,259 1,218,728
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
9.58% 08/01/30
2,3
611,843 615,569
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
2
601,634 603,057
2,437,354
Health Care — 0 .56%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.69% 05/10/27
2,3
308,379 305,488
Carestream Dental Equipment, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.71% 09/01/24
2
2,538,231 2,208,261
Carestream Dental, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.94% 09/01/24
2
637,042 530,338
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 2.11%)
7.46% 02/22/28
2
1,203,626 1,204,529
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.10%)
7.44% 11/15/27
2
1,261,283 1,242,364
Jazz Financing Lux SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.11%)
8.46% 05/05/28
2,3
1,110,079 1,112,160
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Jazz Pharmaceuticals, Inc.,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.58% 05/05/28
2,3
$ 3,055,245 $ 3,060,974
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 10/23/28
2
445,216 446,607
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.18% 06/20/31
2
2,629,882 2,585,502
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 03/31/27
2
1,108,174 875,873
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 09/27/30
2
408,665 408,826
U.S. Renal Care, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.11%)
10.46% 06/20/28
2
206,693 181,477
14,162,399
Health Care REITs — 0 .14%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.20% 07/17/28
2
2,918,082 2,801,374
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 1.60%)
6.30% 02/22/27
2
417,687 413,510
6.30% 08/20/27
2
417,687 413,510
3,628,394
Industrials — 0 .57%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.83% 02/15/31
2
685,110 689,573
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.60% 10/16/28
2
512,589 392,003
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.19% 07/01/29
2
1,763,092 1,766,133
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 04/26/29
2
240,694 241,982

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.85% 04/15/28
2
$ 3,395,000 $ 3,060,134
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 8.85%)
9.19% 03/20/25
2
152,796 149,222
Term Loan, 2nd Lien
(SOFR plus 7.85%)
13.19% 03/20/26
2
637,132 553,244
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 08/03/26
2
3,377,500 3,267,731
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.61%)
8.96% 08/03/26
2,3
1,672,072 1,617,730
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.32% - 9.33% 09/15/28
2
1,342,745 1,347,612
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
8.08% 08/24/28
2
1,475,200 1,479,537
14,564,901
Information Technology — 0 .61%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.69% 12/06/27
2
583,721 559,686
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
2
437,467 436,579
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.19% 01/29/27
2
348,996 349,721
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 07/06/29
2
300,000 296,532
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.37%)
9.71% 12/16/25
2
919,125 921,423
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.10% 08/14/25
2
5,038,393 4,866,231
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
2
$ 2,186,366 $ 2,122,590
Iron Mountain Information Management LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.59% 01/31/31
2
496,586 495,136
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 02/06/31
2
275,691 277,013
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.59% 05/03/28
2
280,827 280,884
NortonLifeLock, Inc.,
Term Loan A2, 1st Lien
(SOFR plus 1.60%)
6.94% 09/10/27
2
1,308,479 1,309,506
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.60% 04/05/30
2
597,673 597,950
Research Now Group LLC (DIP),
Term Loan, 1st Lien
(SOFR plus 8.86%)
14.21% 08/06/24
2
19,522 19,717
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 9.26%)
9.60% 03/03/28
2
2,155,089 1,846,642
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 11/15/29
2
1,207,230 1,207,797
15,587,407
Insurance — 0 .28%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.59% 11/06/30
2
1,787,942 1,789,802
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.71% 02/19/28
2
2,707,354 2,708,409
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
2
982,500 972,980
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
10.71% 01/20/29

300,000 277,617

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.71% 12/23/26
2
$ 1,316,223 $ 1,307,082
7,055,890
Materials — 0 .15%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.84% 08/18/28
2
511,187 509,909
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.03%)
9.36% 07/03/28
2
1,683,641 1,635,043
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 04/20/28
2
1,567,868 1,565,908
3,710,860
Residential REITs — 0 .01%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 1.10%)
6.44% 01/31/25
2
259,141 257,846
Retail — 0 .24%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
7.09% 09/20/30
2,3
1,009,919 1,008,641
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.96% 03/31/28
2
3,492,000 3,496,365
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.20% 03/15/28
2
457,006 457,495
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
8.34% 06/21/31
2,3
912,007 914,100
Whatabrands LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 08/03/28
2
209,475 209,764
6,086,365
Services — 0 .19%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
1,287,893 1,292,723
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Boost Newco Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 01/31/31
2
$ 314,033 $ 314,862
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.21% 10/08/28
2
1,155,774 1,162,997
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
2
122,515 123,153
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
2
265,448 266,831
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.21% 12/15/28
2
532,196 532,529
TransUnion Intermediate Holdings, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
7.34% 12/01/28
2
598,845 599,752
Term Loan B8, 1st Lien
(SOFR plus 1.75%)
7.09% 06/05/31
2
262,799 262,668
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.44% 11/02/27
2
169,498 163,735
4,719,250
Specialized REITs — 0 .05%
Greystar Real Estate Partners LLC,
Term Loan B1, 1st Lien
(SOFR plus 3.25%)
8.58% 08/21/30
2
1,296,818 1,304,923
Total Bank Loans
(Cost $90,912,382) 89,477,108
CORPORATES — 20 .06% *
Banking — 4 .70%
Bank of America Corp.
1.73% 07/22/27
4
611,000 566,424
Bank of America Corp.
(MTN)
1.32% 06/19/26
4
4,222,000 4,048,111
1.92% 10/24/31
4
7,570,000 6,194,663
2.09% 06/14/29
4
8,194,000 7,274,321
(CME Term SOFR 3-Month plus 0.91%)
6.26% 12/01/26
2
4,400,000 4,294,713
Bank of America Corp.,
Series N
1.66% 03/11/27
4
11,114,000 10,422,502

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.,
Series RR, NVS
4.38%
4,8
$ 2,340,000 $ 2,216,263
HSBC Holdings PLC
(United Kingdom)
2.10% 06/04/26
3,4
2,480,000 2,397,899
2.21% 08/17/29
3,4
2,005,000 1,763,423
4.76% 06/09/28
3,4
2,260,000 2,223,371
JPMorgan Chase & Co.
1.56% 12/10/25
4
19,055,000 18,706,141
1.58% 04/22/27
4
10,250,000 9,572,492
2.07% 06/01/29
4
4,005,000 3,564,681
2.08% 04/22/26
4
3,505,000 3,404,226
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,4
4,000,000 3,998,206
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
4
1,930,000 1,866,529
6.88% 10/20/34
4
2,185,000 2,382,304
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
3,4
2,620,000 2,422,890
U.S. Bancorp
4.84% 02/01/34
4
4,045,000 3,839,089
5.68% 01/23/35
4
630,000 633,269
5.84% 06/12/34
4
900,000 913,676
U.S. Bancorp
NVS
3.70%
4,8
1,980,000 1,795,011
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
4,550,000 4,452,024
2.57% 02/11/31
4
1,406,000 1,217,571
5.57% 07/25/29
4
18,960,000 19,142,732
119,312,531
Communications — 1 .83%
Altice France SA
(France)
5.50% 10/15/29
1,3
980,000 647,477
C&W Senior Finance Ltd.
(Cayman Islands)
6.88% 09/15/27
1,3
300,000 288,129
Cable One, Inc.
4.00% 11/15/30
1
1,592,000 1,189,488
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 08/15/30
1
2,205,000 1,867,805
4.75% 03/01/30
1
240,000 208,061
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 4,765,000 3,504,872
5.38% 05/01/47 3,050,000 2,439,393
5.75% 04/01/48 2,347,000 1,964,059
6.65% 02/01/34 800,000 809,185
CommScope, Inc.
4.75% 09/01/29
1
1,080,000 751,246
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
CSC Holdings LLC
4.63% 12/01/30
1
$ 500,000 $ 184,289
5.38% 02/01/28
1
500,000 380,761
6.50% 02/01/29
1
3,093,000 2,270,016
7.50% 04/01/28
1
537,000 285,588
11.25% 05/15/28
1
1,000,000 875,475
11.75% 01/31/29
1
726,000 620,725
Frontier Communications Holdings LLC
5.88% 10/15/27
1
385,000 376,208
6.75% 05/01/29
1
1,490,000 1,368,197
8.63% 03/15/31
1
1,854,000 1,911,737
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
4,505,000 4,379,920
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
7,494,000 5,553,707
Sirius XM Radio, Inc.
3.88% 09/01/31
1
2,715,000 2,218,011
TDC Net A/S,
(EMTN)
(Germany)
6.50% 06/01/31
3
500,000 569,672
Tele Columbus AG
(Georgia)
10.00% 01/01/29
1,3,7
2,271,156 1,828,505
Time Warner Cable LLC
4.50% 09/15/42 775,000 567,767
5.50% 09/01/41 4,443,000 3,719,150
5.88% 11/15/40 1,180,000 1,035,532
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
2,495,000 2,132,257
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
2,800,000 2,627,911
46,575,143
Consumer Discretionary — 1 .29%
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
1,3
1,500,000 1,387,267
BAT Capital Corp.
4.76% 09/06/49 3,794,000 2,990,675
Becle, SAB de CV
(Mexico)
2.50% 10/14/31
1,3
4,450,000 3,557,753
Everi Holdings, Inc.
5.00% 07/15/29
1
1,296,000 1,275,162
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,500,000 1,498,126
4.25% 07/21/25
1,3
1,880,000 1,852,225
Philip Morris International, Inc.
1.45% 08/01/39 495,000 354,636

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Reynolds American, Inc.
5.85% 08/15/45 $ 7,245,000 $ 6,707,093
Spectrum Brands, Inc.
3.88% 03/15/31
1
308,000 257,491
WarnerMedia Holdings, Inc.
5.05% 03/15/42 7,970,000 6,483,333
5.14% 03/15/52 8,287,000 6,454,425
32,818,186
Diversified REITs — 0 .85%
American Assets Trust LP
3.38% 02/01/31 4,005,000 3,285,978
American Tower Corp.
1.00% 01/15/32 1,435,000 1,242,124
2.70% 04/15/31 3,045,000 2,575,958
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
2,600,000 2,230,295
Digital Intrepid Holding BV
(Netherlands)
1.38% 07/18/32
3
1,000,000 871,830
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 6,241,000 6,259,573
VICI Properties LP
4.95% 02/15/30 360,000 347,516
5.13% 05/15/32 1,266,000 1,206,901
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
865,000 799,815
4.13% 08/15/30
1
113,000 102,858
4.63% 06/15/25
1
250,000 247,160
Vonovia SE
(Georgia)
1.00% 06/16/33
3
300,000 244,130
2.25% 04/07/30
3
300,000 292,904
Vonovia SE
(EMTN)
(Georgia)
0.75% 09/01/32
3
1,100,000 908,273
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
200,000 224,335
WP Carey, Inc.
4.25% 07/23/32 650,000 694,975
21,534,625
Electric — 1 .29%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
8,130,000 7,078,732
Cleco Power LLC
6.00% 12/01/40 825,000 827,569
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.88% 07/26/33
3
650,000 522,730
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Dominion Energy, Inc.
5.75% 10/01/54
4
$ 2,515,000 $ 2,520,497
Duke Energy Corp.
3.75% 04/01/31 3,850,000 4,070,238
3.85% 06/15/34 3,840,000 3,986,694
FirstEnergy Pennsylvania Electric Co.
4.00% 04/15/25
1
2,625,000 2,584,478
FirstEnergy Transmission LLC
2.87% 09/15/28
1
3,153,000 2,879,480
MVM Energetika Zrt
(Hungary)
6.50% 03/13/31
3
1,053,000 1,057,328
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,089,719
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
1,670,000 1,561,334
4.75% 10/28/42
3
3,075,000 3,590,999
32,769,798
Energy — 1 .01%
Ecopetrol SA
(Colombia)
8.88% 01/13/33
3
780,000 806,040
Energy Transfer LP,
Series B, NVS
6.63%
4,8
3,251,000 3,170,398
Energy Transfer Operating LP
5.30% 04/15/47 1,000,000 885,491
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
1,620,800 1,391,556
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
1,586,000 1,301,464
4.75% 04/19/27
3
205,000 198,481
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38% 04/24/30
3
2,424,000 2,367,036
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
970,000 1,057,805
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% 02/15/32
1
1,080,000 1,096,880
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
4,079,000 3,609,915
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
652,000 414,620
6.75% 09/21/47
3
998,000 659,548

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
$ 650,000 $ 610,598
Southern Co. Gas Capital Corp.
3.88% 11/15/25 2,410,000 2,357,633
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,846,000 3,764,244
Venture Global LNG, Inc.
9.50% 02/01/29
1
1,241,000 1,359,932
9.88% 02/01/32
1
648,000 705,592
25,757,233
Finance — 2 .78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
10,100,000 9,182,100
American Express Co.,
NVS
3.55%
4,8
2,350,000 2,189,906
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,278,000 4,747,936
2.88% 02/15/25
1,3
3,555,000 3,484,339
CBRE Global Investors Open-Ended Funds SCA SICAV-
SIF-Pan European Core Fund
(EMTN)
(Luxembourg)
4.75% 03/27/34
3
1,155,000 1,253,804
Charles Schwab Corp. (The)
Series K, NVS
5.00%
4,8
2,020,000 1,937,319
Citigroup, Inc.
2.98% 11/05/30
4
2,380,000 2,120,652
3.98% 03/20/30
4
3,600,000 3,398,935
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
1,3
1,582,000 1,665,547
Goldman Sachs Group, Inc. (The)
1.95% 10/21/27
4
4,295,000 3,967,861
(SOFR Rate plus 0.49%)
5.84% 10/21/24
2
5,565,000 5,566,465
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
16,885,000 15,790,965
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 721,000 617,165
9.00% 06/15/30
1
1,148,000 1,143,439
9.75% 01/15/29
1
2,065,000 2,145,827
Morgan Stanley
(GMTN)
2.95% 05/07/32
4
3,250,000 3,293,400
3.77% 01/24/29
4
2,160,000 2,056,954
Morgan Stanley
(MTN)
1.16% 10/21/25
4
2,382,000 2,347,894
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
$ 3,835,000 $ 3,593,920
70,504,428
Food — 0 .64%
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
3
3,500,000 3,692,734
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1
3,012,000 244,942
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00% 05/15/32
3
2,940,000 2,403,763
3.75% 12/01/31
3
781,000 684,258
6.50% 12/01/52
3
1,555,000 1,549,762
6.75% 03/15/34
1,3
2,419,000 2,564,159
Pilgrim's Pride Corp.
3.50% 03/01/32 382,000 323,599
4.25% 04/15/31 1,035,000 942,540
Smithfield Foods, Inc.
2.63% 09/13/31
1
4,690,000 3,752,758
16,158,515
Gaming — 0 .02%
Flutter Treasury Designated Activity Co.
(Ireland)
5.00% 04/29/29
1,3
500,000 544,577
Health Care — 1 .23%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
2,506,000 2,414,718
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
3,059,000 2,901,967
4.63% 06/25/38
1
2,775,000 2,325,271
4.88% 06/25/48
1
1,915,000 1,541,670
5.50% 08/15/25
1
2,000,000 1,988,848
Bayer U.S. Finance LLC
6.88% 11/21/53
1
3,643,000 3,746,736
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
1
2,626,000 2,517,028
Ephios Subco 3 SARL
(Luxembourg)
7.88% 01/31/31
1,3
360,000 411,039
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
1,000,000 875,104
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28

2,940,000 2,592,984

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
$ 2,635,000 $ 2,410,540
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
5,252,000 3,703,314
ModivCare, Inc.
5.88% 11/15/25
1
420,000 426,170
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
1,551,000 1,550,329
Universal Health Services, Inc.
1.65% 09/01/26 1,500,000 1,380,328
2.65% 01/15/32 590,000 481,629
31,267,675
Health Care REITs — 0 .19%
Healthcare Realty Holdings LP
2.05% 03/15/31 391,000 302,976
3.50% 08/01/26 2,257,000 2,157,361
3.63% 01/15/28 625,000 579,425
3.88% 05/01/25 1,695,000 1,666,176
4,705,938
Industrial REITs — 0 .09%
LXP Industrial Trust
2.70% 09/15/30 2,000,000 1,689,066
Prologis Euro Finance LLC,
(EMTN)
4.25% 01/31/43 610,000 641,827
2,330,893
Industrials — 0 .98%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
1,3
867,000 753,366
5.25% 08/15/27
1,3
4,441,000 2,751,785
Berry Global, Inc.
1.65% 01/15/27 105,000 95,629
4.88% 07/15/26
1
556,000 546,427
5.65% 01/15/34
1
2,300,000 2,257,647
Boeing Co. (The)
5.81% 05/01/50 2,690,000 2,431,505
6.53% 05/01/34
1
1,245,000 1,274,955
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
6.06% 08/15/36
2
10,370,000 9,831,386
Honeywell International, Inc.
3.75% 03/01/36 1,670,000 1,759,878
4.13% 11/02/34 630,000 689,885
OT Merger Corp.
7.88% 10/15/29
1
5,555,000 2,548,406
24,940,869
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 0 .23%
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
$ 5,545,000 $ 5,725,850
Insurance — 0 .90%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
1
1,059,000 980,806
Athene Global Funding
1.99% 08/19/28
1
3,445,000 3,003,707
2.72% 01/07/29
1
1,535,000 1,364,273
3.21% 03/08/27
1
2,225,000 2,084,379
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 142,671
Farmers Exchange Capital II
6.15% 11/01/53
1,4
2,500,000 2,248,231
Farmers Insurance Exchange
4.75% 11/01/57
1,4
3,800,000 2,839,121
Nationwide Mutual Insurance Co.
7.89% 12/15/24
1,4
3,825,000 3,846,090
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,4
6,470,000 6,439,326
22,948,604
Materials — 0 .54%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13% 02/02/33
3
3,232,000 3,067,297
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
3,600,000 3,529,872
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
7,835,000 6,535,624
3.27% 11/15/40
1
130,000 92,205
3.47% 12/01/50
1
605,000 398,734
4.38% 06/01/47 150,000 115,762
13,739,494
Office REITs — 0 .14%
Hudson Pacific Properties LP
3.25% 01/15/30 1,780,000 1,230,052
3.95% 11/01/27 2,702,000 2,263,483
4.65% 04/01/29 85,000 65,616
5.95% 02/15/28 55,000 46,815
3,605,966
Residential REITs — 0 .23%
American Homes 4 Rent LP
4.30% 04/15/52 3,234,000 2,507,293
Invitation Homes Operating Partnership LP
2.70% 01/15/34 3,325,000 2,627,400
4.15% 04/15/32 144,000 131,456
5.50% 08/15/33 525,000 518,714
5,784,863

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 0 .31%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% 04/01/29
1
$ 2,949,000 $ 2,715,169
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
5,775,000 3,750,564
Papa John's International, Inc.
3.88% 09/15/29
1
1,565,000 1,389,059
7,854,792
Services — 0 .22%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
1,325,000 1,274,393
Global Payments, Inc.
4.88% 03/17/31 1,255,000 1,389,953
Worldline SA
(France)
0.00% 07/30/26
3,9
28,200 2,799,935
5,464,281
Specialized REITs — 0 .46%
Add Hero Holdings Ltd.,
Series IAI
(United Kingdom)
8.50% 09/30/29
3,5,6,10
429,052 21,079
9.00% 09/30/30
3,5,6,11
330,832 8,745
9.80% 09/30/31
3,5,6,12
431,727 11,410
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
1,800,000 1,754,158
3.18% 07/12/29
3
595,000 666,739
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
1,340,000 1,265,959
1.63% 04/20/30
3
1,355,000 1,237,759
1.75% 03/12/29
3
1,225,000 1,157,662
China Aoyuan Group Ltd.,
Series IAI
(Cayman Islands)
0.00% 09/30/28
3,5,6,9
58,465 967
5.50% 09/30/31
3,5,6,7
246,505 2,926
China Aoyuan Group Ltd.,
Series IAI (STEP-reset date 09/30/24)
(Cayman Islands)
0.00%
3,6,8
654,162 6,143
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00% 05/02/25
3,5,6,13,14
1,070,000 52,163
Extra Space Storage LP
2.35% 03/15/32 2,750,000 2,196,737
LEG Immobilien SE
(EMTN)
(Georgia)
0.88% 03/30/33
3
400,000 328,021
1.50% 01/17/34
3
100,000 84,160
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
Realty Income Corp.
4.88% 07/06/30 $ 710,000 $ 793,085
5.13% 07/06/34 1,505,000 1,739,694
Sunac China Holdings Ltd.
(Cayman Islands)
1.00% 09/30/32
1,3,5,6,7
354,827 23,951
6.00% 09/30/25
1,3,5,6,15
294,186 38,665
6.25% 09/30/26
1,3,5,6,16
294,543 34,461
6.50% 09/30/27
1,3,5,6,17
589,800 63,639
6.75% 09/30/28
1,3,5,6,18
885,773 91,381
7.00% 09/30/29
1,3,5,6,19
886,844 82,128
7.25% 09/30/30
1,3,5,6,20
417,092 35,988
Times China Holdings Ltd.
(Cayman Islands)
6.75% 07/08/25
3,5,6,13,14
1,040,000 23,875
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63% 01/07/26
3,5,6,13,14
1,810,000 20,363
11,741,858
Transportation — 0 .07%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 1,761,185 1,672,327
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 39,142 39,086
1,711,413
Water — 0 .06%
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
3
1,695,000 1,568,239
Total Corporates
(Cost $539,852,726) 509,365,771
FOREIGN GOVERNMENT OBLIGATIONS — 1 .80%
Foreign Government Obligations — 1 .80%
Brazilian Government International Bond
(Brazil)
6.00% 10/20/33
3
1,230,000 1,186,950
6.13% 01/22/32
3
1,500,000 1,483,125
6.13% 03/15/34
3
1,310,000 1,260,050
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
1,598,000 1,310,775
3.13% 04/15/31
3
2,027,000 1,602,443
8.00% 04/20/33
3
200,000 207,376
Costa Rica Government International Bond,
Series REGS
(Costa Rica)
6.55% 04/03/34
3
2,150,000 2,203,084
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
3,900,000 3,563,820

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13 / June 2024
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
$ 600,000 $ 538,230
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
1,3
1,629,000 1,684,679
Guatemala Government Bond,
Series REGS
(Guatemala)
5.25% 08/10/29
3
3,050,000 2,935,930
6.60% 06/13/36
3
1,300,000 1,313,357
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
3,147,000 2,497,144
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
4,731,000 3,893,438
6.35% 02/09/35
3
3,850,000 3,879,722
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
2,640,000 2,640,000
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
700,000 504,434
3.16% 01/23/30
3
3,321,000 2,807,009
6.40% 02/14/35
3
225,000 213,723
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
2,185,000 2,093,164
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
827,000 760,840
4.85% 09/30/29
3
1,283,000 1,177,153
5.88% 06/22/30
3
875,000 832,864
5.88% 04/20/32
3
1,064,000 987,509
Romanian Government International Bond
(Romania)
6.63% 02/17/28
1,3
450,000 459,918
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
4,400,000 3,652,044
Total Foreign Government Obligations
(Cost $48,818,024) 45,688,781
MORTGAGE-BACKED — 62 .21% **
Non-Agency Commercial Mortgage-Backed — 9 .92%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
7,801,704 7,611,465
245 Park Avenue Trust,
Series 2017-245P, Class A
3.51% 06/05/37
1
5,000,000 4,594,267
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
A10 Bridge Asset Financing,
Series 2021-D, Class A1FL
(SOFR30A plus 1.45%)
6.78% 10/01/38
1,2
$ 3,301,536 $ 3,208,427
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-200P, Class D
3.72% 04/14/33
1,4
3,407,500 3,249,064
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-200P, Class F
3.72% 04/14/33
1,4
4,000,000 3,783,698
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
7,985,000 7,399,050
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BHP3, Class A
(CME Term SOFR 1-Month plus 2.01%)
7.34% 03/15/37
1,2
5,000,000 4,992,525
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.57% 01/15/32
1,4
98,610,000 959,273
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/25
4,5,6
2,602,462 2,545,468
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class D
3.67% 03/11/44
1,4
5,000,000 4,297,116
BX Commercial Mortgage Trust,
Series 2021-XL2, Class J
(CME Term SOFR 1-Month plus 4.00%)
9.33% 10/15/38
1,2
8,024,553 7,853,384
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 6,287,299
BX Trust,
Series 2021-LBA, Class EJV
(CME Term SOFR 1-Month plus 2.11%)
7.44% 02/15/36
1,2
1,500,000 1,469,999
BX Trust,
Series 2024-PAT, Class A
(CME Term SOFR 1-Month plus 2.09%)
7.42% 03/15/41
1,2
5,236,000 5,234,699
BXHPP Trust,
Series 2021-FILM, Class E
(CME Term SOFR 1-Month plus 2.11%)
7.44% 08/15/36
1,2
3,917,000 3,549,055
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F
(CME Term SOFR 1-Month plus 2.85%)
8.18% 12/15/37
1,2
9,700,000 9,656,463
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(CME Term SOFR 1-Month plus 3.55%)
8.88% 12/15/37
1,2
8,503,000 8,369,592
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.48% 08/10/49
4
57,166,742 1,031,511

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.45% 02/10/48
4
$ 55,855,507 $ 194,204
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.29% 10/15/45
4
8,525,699 787
Commercial Mortgage Trust,
Series 2017-PANW, Class D
4.34% 10/10/29
1,4
4,440,000 3,990,572
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72% 02/10/37
1,4
68,872,262 115,891
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.70% 06/15/52
4
89,707,931 5,253,180
CSMC,
Series 2021-BPNY, Class A
(CME Term SOFR 1-Month plus 3.83%)
9.16% 08/15/26
1,2
12,734,000 11,494,792
DOLP Trust,
Series 2021-NYC, Class D
3.70% 05/10/41
1,4
4,740,000 3,470,781
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
8.19% 10/15/43
1,2
3,145,000 2,517,896
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class F
4.09% 12/10/36
1,4
2,410,000 2,325,993
FREMF Mortgage Trust,
Series 2019-KF71, Class B
(SOFR30A plus 2.41%)
7.74% 10/25/29
1,2
685,947 637,917
FREMF Mortgage Trust,
Series 2020-KF75, Class B
(SOFR30A plus 2.36%)
7.69% 12/25/29
1,2
1,328,890 1,228,842
FREMF Mortgage Trust,
Series 2020-KF88, Class C
(SOFR30A plus 9.11%)
14.44% 09/25/30
1,2
3,625,274 3,668,064
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 6,528,909
Grace Trust,
Series 2020-GRCE, Class D
2.77% 12/10/40
1,4
2,950,000 2,247,706
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,4
40,999,000 41,903
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
8.12% 03/15/28
1,2
5,160,000 5,177,645
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GSCG Trust,
Series 2019-600C, Class G
4.12% 09/06/34
1,4
$ 9,212,000 $ 193,114
Hilton USA Trust,
Series 2016-HHV, Class F
4.33% 11/05/38
1,4
7,840,000 7,281,518
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
6,555,000 5,693,953
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04% 12/10/41
1,4
6,891,000 5,335,229
ILPT Commercial Mortgage Trust,
Series 2022-LPFX, Class A
3.38% 03/15/32
1
11,770,000 10,154,817
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class H
(CME Term SOFR 1-Month plus 5.01%)
10.34% 04/15/37
1,2
5,320,724 3,784,977
Life Mortgage Trust,
Series 2021-BMR, Class G
(CME Term SOFR 1-Month plus 3.06%)
8.39% 03/15/38
1,2
7,095,079 6,836,205
Med Trust,
Series 2021-MDLN, Class F
(CME Term SOFR 1-Month plus 4.11%)
9.44% 11/15/38
1,2
6,468,954 6,478,494
MF1 Ltd.,
Series 2020-FL4, Class B
(CME Term SOFR 1-Month plus 2.86%)
8.19% 11/15/35
1,2
6,000,000 6,003,329
MF1 Ltd.,
Series 2020-FL4, Class D
(CME Term SOFR 1-Month plus 4.21%)
9.54% 11/15/35
1,2
4,481,000 4,411,602
MKT Mortgage Trust,
Series 2020-525M, Class C
3.04% 02/12/40
1,4
4,970,000 3,555,906
MKT Mortgage Trust,
Series 2020-525M, Class D
3.04% 02/12/40
1,4
7,500,000 5,003,904
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.29% 02/12/40
1,4
147,585,000 1,544,329
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.13% 04/15/48
4
64,481,385 190,491
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.82% 05/15/48
4
98,886,660 470,928
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.42% 07/11/40
1,4
2,500,000 2,197,188
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46% 01/15/43
1,4
1,095,000 612,760

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.97% 03/15/41
1,2
$ 5,335,000 $ 5,330,863
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
6.69% 01/15/36
1,2
2,630,000 2,501,242
PGA Trust,
Series 2024-RSR2, Class A
(CME Term SOFR 1-Month plus 1.89%)
7.22% 06/15/39
1,2
8,873,000 8,849,871
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
1,840,000 1,546,729
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.53% 01/05/43
1,4
10,000,000 7,671,420
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.53% 01/05/43
1,4
13,330,000 9,310,175
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
8.68% 01/15/39
1,2
5,000,000 4,761,331
VMC Finance LLC,
Series 2021-HT1, Class B
(CME Term SOFR 1-Month plus 4.61%)
9.95% 01/18/37
1,2
1,600,000 1,568,530
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.72% 03/15/59
4
73,578,861 1,420,653
Westfield Galleria at Roseville
8.58% 03/29/25
5,6
4,300,000 4,293,550
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.48% 06/15/46
4
1,624,292 3,354
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.64% 10/15/57
4
55,174,560 2,422
251,996,321
Non-Agency Mortgage-Backed — 30 .21%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.76% 06/25/36
2
4,400,778 3,161,953
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.78% 12/25/36
2
51,425,381 13,310,545
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A1
(CME Term SOFR 1-Month plus 0.43%)
5.78% 03/25/37
2
27,271,109 11,951,533
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
6.22% 03/25/37
2
$ 2,181,447 $ 836,711
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
4.35% 08/25/35
4
1,139,262 892,817
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
5.32% 03/25/37
4
1,018,335 832,751
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00% 01/25/36 5,188,312 2,906,069
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
6.63% 01/25/36
2
2,283,881 2,085,648
Alternative Loan Trust,
Series 2006-HY12, Class A5
4.47% 08/25/36
4
1,892,039 1,698,933
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 03/25/46
2
7,537,203 6,351,582
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(CME Term SOFR 1-Month plus 0.51%)
5.86% 03/25/46
2
2,336,533 1,969,546
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2006-W3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.82% 04/25/36
2
37,582,678 10,701,267
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(CME Term SOFR 1-Month plus 1.36%)
6.71% 06/25/37
2
15,467,081 10,885,660
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
6.46% 06/25/37
2
2,854,605 2,278,293
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
6.43% 12/25/34
2
992,159 893,887
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(CME Term SOFR 1-Month plus 0.59%)
3.13% 07/25/36
2
8,519,165 8,246,188
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 339,162 326,420
Banc of America Funding Trust,
Series 2006-D, Class 3A1
5.20% 05/20/36
4
557,481 516,301

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
5.25% 05/27/36
1,4
$ 8,266,839 $ 7,729,880
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
5.12% 12/25/35
4
532,690 467,513
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
5.82% 03/25/37
2
2,259,774 1,990,058
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
4.20% 04/25/35
4
676,257 610,062
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(CME Term SOFR 1-Month plus 0.65%)
6.00% 10/25/35
2
4,584,950 4,160,912
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.30%)
7.67% 10/25/35
2
779,439 713,469
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
4
244,979 224,078
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 6,530 6,445
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(CME Term SOFR 1-Month plus 0.51%)
5.86% 09/25/47
2
4,047,826 3,700,852
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(CME Term SOFR 1-Month plus 0.32%)
5.67% 06/25/37
2
3,218,203 2,908,741
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.70% 10/25/36
2
14,364,300 12,365,449
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.64%)
5.98% 02/25/36
2
496,807 490,800
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 08/25/24)
4.25% 08/25/54
1
6,369,129 5,803,223
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
5.78% 02/25/37
4
341,339 327,044
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
5,279,972 4,761,365
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
9,259,127 8,061,395
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
$ 5,496,450 $ 5,141,988
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
4,447,600 3,882,426
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
6,930,438 6,054,906
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 08/25/24)
5.57% 06/25/57
1
2,181,487 2,158,831
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 08/25/24)
2.82% 10/25/61
1
9,747,584 9,603,829
CIM Trust,
Series 2021-R3, Class A1B
1.95% 06/25/57
1,4
18,287,000 13,675,536
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
9,036,319 7,934,759
CIM Trust,
Series 2021-R4, Class A1B
2.00% 05/01/61
1,4
10,243,493 7,371,758
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
8,179,932 6,804,486
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 08/25/24)
6.00% 06/25/62
1
10,903,402 10,800,809
CIM Trust,
Series 2023-R1, Class A1A
5.40% 04/25/62
1,4
11,683,299 11,018,471
CIM Trust,
Series 2023-R3, Class A1B
4.50% 01/25/63
1,4
11,444,000 8,872,674
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
5.72% 11/25/35
2
36,505 29,636
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.78% 12/25/36
2
5,962,879 3,994,537
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(CME Term SOFR 1-Month plus 0.57%)
5.92% 12/25/36
2
6,372,543 4,269,037
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(CME Term SOFR 1-Month plus 0.69%)
6.04% 04/25/35
2
2,244,859 2,111,572
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.71%)
6.06% 05/25/35
2
54,146 45,235

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
6.47% 11/25/33
4
$ 208,984 $ 198,151
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
3.99% 06/25/34
4
27,791 25,970
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
1
454,145 384,210
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 20,046 5,427
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.64% 02/25/60
1,4
8,493,738 8,609,244
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.65% 04/25/61
1,4
10,745,385 9,229,401
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 08/25/24)
3.04% 12/25/36 615,445 485,873
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(CME Term SOFR 1-Month plus 0.33%)
5.68% 11/25/36
2
6,826,558 3,023,981
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 08/25/24)
3.18% 01/25/37 2,396,819 641,600
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(CME Term SOFR 1-Month plus 0.20%)
3.15% 04/25/37
2
184,559 182,294
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.38% 04/25/37
2
1,221,281 738,112
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 08/25/24)
3.55% 02/25/37 3,907,406 2,324,690
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/24)
3.55% 02/25/37 935,205 529,267
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 08/25/24)
3.28% 03/25/37 5,198,276 1,802,606
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50% 02/25/36 2,457,385 2,123,364
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
1,4
6,956,879 6,722,046
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CSMCM Trust,
Series 2018-SP3, Class CERT
4.38% 10/25/58
1,4
$ 11,909,922 $ 10,077,443
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
6.17% 01/19/45
2
394,814 309,480
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.69%)
6.03% 10/19/45
2
3,134,325 2,740,658
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
5.65% 10/19/36
2
5,166,358 2,984,326
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
5.59% 03/19/37
2
1,120,842 939,847
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
9.20% 09/25/39
1,2
5,412,520 5,637,223
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
8.44% 10/25/41
1,2
2,500,000 2,576,431
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.78% 10/25/36
2
11,366,412 7,365,055
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
5.88% 12/25/37
2
657,013 583,695
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(CME Term SOFR 1-Month plus 0.67%)
5.01% 03/25/36
2
768,906 764,228
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class M1
(CME Term SOFR 1-Month plus 0.52%)
5.86% 04/25/36
2
3,860,000 2,920,242
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
5.96% 06/25/36
2
10,218,000 8,935,702
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.90% 01/25/38
2
3,712,838 1,899,815
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.66% 03/25/37
2
510,461 242,670

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.82% 09/25/34
4
$ 87,940 $ 86,352
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
5.82% 09/25/34
4
135,225 132,783
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.88% 12/25/35
4
621,852 502,222
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.63% 02/25/36
4
822,800 522,089
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
6.64% 05/25/35
4
814,595 727,487
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
6.07% 09/25/35
4
1,088,769 937,592
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.84% 10/25/35
4
1,420,084 866,670
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
6.03% 11/25/35
4
792,013 672,889
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
3.85% 09/25/35
4
1,187,503 745,293
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
5.75% 11/25/35
4
483,083 388,681
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
6.85% 08/25/37
4
52,119 17,786
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.39% 12/25/33
1,2
4,784,418 4,886,775
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
7.19% 01/25/42
1,2
3,485,000 3,531,370
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
4.55% 09/19/35
4
810,967 631,410
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.62% 04/19/36
4
2,566,121 1,985,956
GreenPoint Manufactured Housing,
Series 2000-1, Class A4
8.14% 03/20/30
4
3,992,635 2,592,525
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.51%)
5.86% 03/25/47
2
7,837,047 6,921,773
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAMP Trust,
Series 2007-FM2, Class A1
(CME Term SOFR 1-Month plus 0.25%)
5.60% 01/25/37
2
$ 16,636,674 $ 9,447,129
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.39%, 5.50% Cap)
0.04% 09/25/35
2,5,6
9,368 334
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
5.94% 07/25/35
4
276,679 259,735
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
4.37% 04/25/36
4
158,110 104,921
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
6.07% 11/19/35
2
848,445 584,357
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
5.87% 09/19/46
2
7,804,676 6,568,581
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(CME Term SOFR 1-Month plus 0.31%)
5.65% 08/19/37
2
8,673,581 7,224,994
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(CME Term SOFR 1-Month plus 0.81%)
6.16% 03/25/36
2
739,099 730,633
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
6.09% 11/25/35
2
542,665 534,815
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
5.74% 10/25/36
2
10,676,859 3,341,950
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(CME Term SOFR 1-Month plus 0.37%)
5.72% 12/25/36
2
25,829,550 10,093,821
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(CME Term SOFR 1-Month plus 0.21%)
5.56% 07/25/36
2
9,792,408 4,192,651
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.31%)
5.66% 07/25/36
2
10,838,309 4,672,858
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(CME Term SOFR 1-Month plus 0.61%)
5.96% 07/25/36
2
9,477,594 4,166,433

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac CMB Trust,
Series 2005-2, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
5.98% 04/25/35
2
$ 1,541,024 $ 1,440,112
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(CME Term SOFR 1-Month plus 0.67%)
6.02% 07/25/35
2
7,499,869 5,310,536
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.70% 10/25/35
4
1,692,486 1,323,145
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(CME Term SOFR 1-Month plus 0.65%)
6.00% 10/25/36
2
4,770,709 1,914,481
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(CME Term SOFR 1-Month plus 0.61%)
5.96% 05/25/46
2
9,513,233 9,036,693
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.54% 06/25/36
4
2,548,980 2,048,750
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
5.82% 07/25/37
2
11,217,520 10,244,501
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 11,923 11,885
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(CME Term SOFR 1-Month plus 0.24%)
5.59% 12/25/36
2
6,666,216 4,058,436
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(CME Term SOFR 1-Month plus 0.26%)
5.61% 12/25/36
2
8,447,656 4,235,797
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
4.95% 08/25/35
4
12,393 10,004
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
4.94% 05/25/36
4
15,185 12,553
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(CME Term SOFR 1-Month plus 1.86%)
7.21% 01/28/70
1,2
388,138 389,310
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
5.76% 11/25/35
2
450,392 442,566
Lehman XS Trust,
Series 2006-17, Class 1A3
(CME Term SOFR 1-Month plus 0.61%)
5.96% 08/25/46
2
11,058,516 9,497,954
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(CME Term SOFR 1-Month plus 0.53%)
5.88% 06/25/46
2
$ 3,201,739 $ 2,914,697
Lehman XS Trust,
Series 2007-18N, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
7.16% 10/25/37
2
2,565,303 2,311,530
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(CME Term SOFR 1-Month plus 0.47%)
5.82% 03/25/46
2
5,590,067 4,374,839
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
5.68% 10/25/36
2
47,552,280 14,658,078
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
5.81% 11/25/33
4
69,739 67,318
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
6.18% 10/25/34
4
62,902 60,924
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
5.15% 04/25/34
4
22,715 20,656
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.80%)
5.95% 12/25/46
2
15,265,463 10,879,877
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(CME Term SOFR 1-Month plus 0.47%)
5.82% 02/25/36
2
15,705,841 5,332,026
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.39%)
5.74% 05/25/37
2
3,150,000 2,548,733
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.21%)
5.56% 01/25/37
2
15,835,588 4,103,040
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(CME Term SOFR 1-Month plus 0.77%)
6.12% 04/25/37
2,5,6
883,581 38,232
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(CME Term SOFR 1-Month plus 0.53%)
5.88% 04/25/37
2
6,292,287 5,105,617
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
5.96% 04/25/37
2
15,986,809 6,491,262

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
5.96% 07/25/37
2
$ 392,756 $ 350,019
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(CME Term SOFR 1-Month plus 0.96%)
6.31% 10/25/37
2
21,448,118 11,953,609
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
6.30% 10/25/33
4
61,551 61,299
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
7.59% 08/25/36
2
549,131 470,376
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(CME Term SOFR 1-Month plus 0.69%)
6.04% 02/25/36
2
588,168 581,039
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.76% 06/25/36
2
8,678,042 4,408,715
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.59%)
5.94% 06/25/36
2
9,257,511 4,734,125
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.30%)
5.65% 05/25/37
2
19,418,506 14,468,049
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(CME Term SOFR 1-Month plus 0.63%)
5.98% 04/25/36
2
10,961,349 7,144,770
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.52% 09/25/34
4
122,179 117,546
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 33,882 32,308
MortgageIT Trust,
Series 2005-2, Class 2A
(CME Term SOFR 1-Month plus 1.76%)
7.09% 05/25/35
2
475,188 437,103
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.94% 02/25/36
2
121,755 119,130
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
5.36% 08/25/35
4
1,915,874 1,458,146
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
10,211,723 1,904,539
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.29%)
5.64% 04/25/37
2
$ 12,240,610 $ 6,907,289
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(CME Term SOFR 1-Month plus 0.28%)
5.63% 05/25/37
2
17,557,829 9,178,404
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(CME Term SOFR 1-Month plus 0.53%)
5.88% 01/25/37
2
2,942,342 2,837,174
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(CME Term SOFR 1-Month plus 0.71%)
6.06% 05/25/37
2
5,125,870 4,433,343
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
5.77% 06/25/47
2
4,321,968 3,861,139
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 07/25/24)
6.50% 06/25/52
1
16,833,000 16,111,851
PRET, LLC,
Series 2022-RN1, Class A1 (STEP-reset date 07/25/24)
3.72% 07/25/51
1
13,196,660 12,979,414
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 07/25/24)
2.36% 10/25/26
1
12,720,648 12,530,507
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
7,203,953 7,001,734
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 21,382 16,796
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
5.35% 12/25/35
4
1,217,771 1,025,651
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.58% 04/25/35
4
926 919
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
5.74% 07/25/35
4
395,638 366,973
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
5.39% 07/25/35
4
486,578 265,288
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 2,325 1,159
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 302,878 228,202

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
21 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(CME Term SOFR 1-Month plus 0.31%)
5.66% 05/25/37
2
$ 13,086,118 $ 12,039,083
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.84% 07/25/37
2
6,596,422 6,148,069
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17% 01/25/37
4,5,6
1,304,177 6,477
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 4,929,400 1,424,555
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
4.74% 04/25/37
4
186,479 95,395
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
5.70% 05/25/47
2
12,068,651 8,447,622
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 08/25/24)
2.84% 01/25/36 3,385,038 2,723,542
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.84% 11/25/36
1,2
8,254,227 3,632,143
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
5.92% 02/25/37
2
5,648,784 2,356,152
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.66% 05/25/37
2
9,044,037 5,298,979
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
5.76% 12/25/36
2
5,325,413 2,513,601
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(CME Term SOFR 1-Month plus 0.32%)
5.67% 06/25/37
2
17,262,871 11,198,682
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(CME Term SOFR 1-Month plus 0.37%)
5.72% 02/25/37
2
943,328 266,953
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(CME Term SOFR 1-Month plus 0.34%)
5.69% 04/25/37
2
18,578,838 13,097,603
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.55% 09/25/34
4
232,776 223,321
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
5.97% 03/25/34
4
$ 538,400 $ 514,586
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.73% 06/25/35
4
182,512 155,201
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
5.10% 04/25/35
4
1,771,326 1,566,301
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(CME Term SOFR 1-Month plus 0.91%)
6.26% 07/25/34
2
6,487,964 6,521,789
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
4.61% 05/25/36
4
356,761 176,550
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.53%)
5.88% 05/25/36
2
173,810 113,522
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
5.58% 08/25/36
2
5,639,547 4,752,044
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(CME Term SOFR 1-Month plus 1.61%)
6.94% 02/25/35
2
21,999 22,536
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(CME Term SOFR 1-Month plus 1.86%)
7.19% 03/25/35
2
692,857 650,799
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 3A3
5.91% 11/25/33
4
12,825 12,423
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
4.48% 10/25/37
4
622,377 535,331
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
5.18% 01/25/37
4
24,365 22,841
Towd Point Mortgage Trust,
Series 2017-4, Class B1
3.67% 06/25/57
1,4
8,650,000 7,324,262
Towd Point Mortgage Trust,
Series 2019-1, Class B1
3.78% 03/25/58
1,4
7,087,000 5,595,646
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/24)
5.24% 02/27/51
1
6,166,023 6,103,962
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.22%)
5.68% 01/25/37
2
4,939,025 2,264,051

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
5.68% 02/25/37
2
$ 27,683,456 $ 7,923,260
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(CME Term SOFR 1-Month plus 0.83%)
6.18% 11/25/34
2
88,704 84,581
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.40% 01/25/35
4
274,879 259,314
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
4.71% 12/25/35
4
9,910 8,736
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
4.82% 12/25/35
4
755,442 668,016
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
6.12% 01/25/45
2
278,678 279,313
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
6.15% 02/25/46
2
2,875,982 2,493,924
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.50% 05/25/46
2
1,235,290 1,097,303
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
6.13% 07/25/46
2
2,544,904 2,184,334
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.83% 03/25/37
4
1,397,906 1,067,202
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.94% 01/25/47
2
4,088,619 3,795,700
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 1,119,764 951,009
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.75%)
6.10% 03/25/37
2
4,690,000 4,213,685
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
6.36% 10/25/36
4
231,373 218,600
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
6.35% 04/25/36
4
$ 63,227 $ 57,602
766,990,564
U.S. Agency Commercial Mortgage-Backed — 0 .92%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.10% 07/25/39
4
9,825,120 183,446
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
4
5,204,876 843
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.71% 01/25/39
4
18,499,913 100,723
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
4
117,375,779 2,785,456
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14% 07/25/33
4
14,520,699 848,137
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K041, Class X3 (IO)
1.70% 11/25/42
4
160,569,309 872,389
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.69% 02/25/43
4
58,000,000 474,602
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.67% 10/25/43
4
44,864,939 912,777
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K053, Class X3 (IO)
1.70% 03/25/44
4
78,150,000 1,835,324
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.28% 01/25/26
4
50,742,680 695,378
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.70% 04/25/44
4
32,000,000 860,906
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.37% 05/25/26
4
52,947,735 1,022,852
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.29% 07/25/26

116,662,651 2,020,049

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
23 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.36% 06/25/27
4
$ 80,993,230 $ 1,988,011
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.84% 09/25/26
4
81,322,735 772,419
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.16% 03/25/26
4
108,892,085 1,535,156
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.37% 12/25/27
4
49,531,000 1,434,117
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.18% 08/25/26
4
63,730,751 790,013
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.73% 09/25/25
4
97,734,372 694,061
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.00% 08/16/51
4
4,493,669 84
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11% 02/16/53
4
18,279,259 35,465
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.07% 06/16/52
4
27,888,980 14,890
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
4
13,814,645 83,162
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.90% 11/16/54
4
8,307,103 167,403
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.42% 07/16/57
4
182,948,031 3,141,154
23,268,817
U.S. Agency Mortgage-Backed — 21 .16%
Fannie Mae Pool FS1598
2.00% 04/01/52 15,665,336 12,257,131
Fannie Mae Pool FS6925
2.50% 12/01/51 19,567,415 16,010,382
Fannie Mae Pool FS6943
3.00% 06/01/52 24,942,251 21,226,803
Fannie Mae Pool FS7252
5.00% 11/01/53 13,052,671 12,611,903
Fannie Mae Pool MA4547
2.00% 02/01/52 16,136,967 12,648,672
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4563
2.50% 03/01/52 $ 25,143,444 $ 20,573,957
Fannie Mae Pool MA4599
3.00% 05/01/52 7,453,900 6,347,766
Fannie Mae Pool MA4733
4.50% 09/01/52 17,566,711 16,585,335
Fannie Mae Pool MA5037
4.50% 06/01/53 2,122,314 2,000,568
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X SOFR30A plus 24.15%, 24.57% Cap)
4.58% 03/25/36
2
9,663 10,361
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 03/25/36
2
388,165 33,280
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.60% 06/25/37
2
20,540 1,062
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X SOFR30A plus 5.76%, 5.87% Cap)
0.42% 08/25/37
2
45,847 3,010
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X SOFR30A plus 6.34%, 6.45% Cap)
1.00% 04/25/37
2
431,071 37,546
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X SOFR30A plus 6.89%, 7.00% Cap)
1.55% 03/25/38
2
31,350 3,120
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
0.75% 07/25/38
2
60,647 3,342
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 10/25/40
2
23,280 2,215
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00% 10/25/42
2
124,529 120,182
Fannie Mae REMICS,
Series 2014-49, Class CF
(SOFR30A plus 1.11%)
6.00% 07/25/43
2
4,570,881 4,298,615
Freddie Mac Pool SD8199
2.00% 03/01/52 40,020,103 31,313,191
Freddie Mac Pool SD8213
3.00% 05/01/52 9,924,237 8,451,513
Freddie Mac Pool SD8244
4.00% 09/01/52 22,995,748 21,049,162
Freddie Mac Pool SD8256
4.00% 10/01/52 18,208,394 16,667,057

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD8265
4.00% 11/01/52 $ 27,021,608 $ 24,747,807
Freddie Mac Pool SD8275
4.50% 12/01/52 33,357,391 31,468,103
Freddie Mac Pool SD8347
4.50% 08/01/53 10,657,076 10,055,867
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X SOFR30A plus 42.09%, 42.84% Cap)
7.43% 07/15/37
2
5,779 7,312
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X SOFR30A plus 5.78%, 5.90% Cap)
0.45% 01/15/38
2
28,943 1,917
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X SOFR30A plus 5.79%, 5.90% Cap)
0.45% 04/15/38
2
22,849 1,254
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
9
8,076 6,796
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
1.16% 04/15/42
2
54,972 5,142
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
9
1,608,899 1,435,778
Ginnie Mae (TBA)
4.50% 07/15/54 26,575,000 25,264,015
5.00% 07/15/54 32,600,000 31,747,103
5.50% 07/15/54 20,225,000 20,070,238
Ginnie Mae II Pool MA8427
4.50% 11/20/52 13,765,895 13,107,229
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 52,805 9,211
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60% 06/16/37
2
313,409 946
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.61%, 0.62% Cap)
0.62% 07/20/35
2
356,367 2,628
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
0.76% 09/16/43
2
1,252,537 110,112
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 232,871 50,351
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
6.50% 02/20/54
2
1,044,698 1,046,362
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
UMBS (TBA)
2.00% 07/15/54 $ 32,600,000 $ 25,500,649
2.50% 07/15/54 38,425,000 31,384,618
3.00% 07/01/54 30,250,000 25,733,176
3.50% 07/01/54 2,625,000 2,323,181
4.00% 07/01/54 27,475,000 25,143,554
4.50% 07/01/54 26,675,000 25,152,578
5.00% 07/01/54 20,075,000 19,403,351
5.50% 07/01/54 21,450,000 21,154,151
537,189,602
Total Mortgage-Backed
(Cost $1,852,355,094) 1,579,445,304
MUNICIPAL BONDS — 0 .32% *
Florida — 0 .16%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 1,000,000 811,480
2.86% 10/01/35 1,750,000 1,398,376
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 2,000,000 1,854,556
4,064,412
New York — 0 .16%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95% 08/01/32 1,000,000 930,286
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 3,100,000 3,089,945
4,020,231
Total Municipal Bonds
(Cost $9,272,576) 8,084,643
Total Bonds — 102 .77%
(Cost $2,956,101,231)
2,609,229,812
Issues Shares Value
COMMON STOCK — 0 .43%
Communications — 0 .21%
Intelsat Emergence SA
3,5,6,14
(Luxembourg) 141,371 5,315,550
Finance — 0 .22%
AGNC Investment Corp. 582,000 5,552,280
Specialized REITs — 0 .00%
Aoyuan New Shares
3,14
(Cayman Islands) 408,855 7,855

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
25 / June 2024
Issues Shares Value
COMMON STOCK — 0.43% (continued)
Specialized REITs — 0.00% (continued)
China Aoyuan Group Ltd.
3,14
(Switzerland) 163,541 $ 3,142
10,997
Total Common Stock
(Cost $11,876,450) 10,878,827
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6 .93%
Money Market Funds — 1 .08%
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
21,22
898,191 898,191
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
21
26,645,148 26,645,148
27,543,339
U.S. Treasury Bills — 5 .85%
U.S. Treasury Bills
5.29%
23
11/14/24 $ 50,000,000 49,027,296
U.S. Treasury Bills (WI)
5.29%
23
07/09/24 25,000,000 24,971,000
5.23%
23
07/11/24 25,000,000 24,963,589
5.26%
23
09/19/24 50,000,000 49,420,835
148,382,720
Total Short-Term Investments
(Cost $175,936,775) 175,926,059
Total Investments - 110.13%
(Cost $3,143,914,456) 2,796,034,698
Liabilities in Excess of Other Assets - (10.13)% (257,083,007)
Net Assets - 100.00% $ 2,538,951,691
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2024.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $22,810,147, which is 0.90% of total net assets.
7
Payment-in-kind (“PIK”) security.
8
Perpetual security with no stated maturity date.
9
Zero coupon bond. The rate shown is the effective yield as of June 30, 2024.
10
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.50% cash or 8.50% payment-in-kind interest.
11
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.00% cash or 9.00% payment-in-kind interest.
12
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.80% cash or 9.80% payment-in-kind interest.
13
Security is currently in default with regard to scheduled interest or principal payments.
14
Non-income producing security.
15
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 6.00% payment-in-kind interest.
16
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.25% cash or 6.25% payment-in-kind interest.
17
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.50% cash or 6.50% payment-in-kind interest.
18
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 6.75% payment-in-kind interest.
19
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.00% cash or 7.00% payment-in-kind interest.
20
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.25% cash or 7.25% payment-in-kind interest.
21
Represents the current yield as of June 30, 2024.
22
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $28,444.
23
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(DIP): Debtor-in-Possession
(EDC): Economic Development Corporation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(PO): Principal Only
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 26
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 65,885,266 EUR 60,357,000 Citibank N.A. 07/12/24 $ 1,153,689
USD 3,039,082 EUR 2,817,000 The Bank of New York Mellon 07/12/24 17,910
USD 712,611 EUR 658,000 Bank of America N.A. 07/12/24 6,920
USD 2,441,882 GBP 1,922,000 Citibank N.A. 07/12/24 12,074
USD 3,813,308 GBP 3,000,000 Goldman Sachs International 07/12/24 20,685
1,211,278
EUR 1,368,000 USD 1,490,542 Goldman Sachs International 07/12/24 (23,391)
EUR 2,733,000 USD 2,958,558 Citibank N.A. 07/12/24 (27,475)
(50,866)
NET UNREALIZED APPRECIATION $ 1,160,412
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 4,395 09/30/24 $ 468,410,881 $ 2,617,510 $ 2,617,510
U.S. Treasury Two-Year Note 3,253 09/30/24 664,323,594 1,396,221 1,396,221
Long Gilt Future 28 09/26/24 3,453,471 2,440 2,440
1,136,187,946 4,016,171 4,016,171
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 2,030 09/19/24 (230,468,438) (2,525,824) (2,525,824)
U.S. Treasury Ultra Bond 510 09/19/24 (63,925,313) (710,267) (710,267)
Euro-Bund Future 193 09/06/24 (27,225,301) (333,257) (333,257)
Euro-Bobl Future 155 09/06/24 (19,343,158) (201,192) (201,192)
Euro-Buxl 30 Year 25 09/06/24 (3,489,618) (75,441) (75,441)
Euro-Schatz Future 20 09/06/24 (2,265,680) (10,206) (10,206)
(346,717,508) (3,856,187) (3,856,187)
TOTAL FUTURES CONTRACTS $ 789,470,438 $ 159,984 $ 159,984
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 21,211 $ 630,737 $ — $ 630,737
TOTAL SWAPS CONTRACTS $ 21,211 $ 630,737 $ — $ 630,737
1
Centrally cleared.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
27 / June 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 28
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 27,543,339 $ — $ — $ 27,543,339
U.S. Treasury Bills 148,382,720 — — 148,382,720
Long-Term Investments:
Asset-Backed Securities — 367,075,553 10,092,652 377,168,205
Bank Loans — 89,477,108 — 89,477,108
Common Stock 5,563,277 — 5,315,550 10,878,827
Corporates — 508,847,887 517,884 509,365,771
Foreign Government Obligations — 45,688,781 — 45,688,781
Mortgage-Backed Securities — 1,572,561,243 6,884,061 1,579,445,304
Municipal Bonds — 8,084,643 — 8,084,643
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 1,211,278 — 1,211,278
Futures Contracts
Interest Rate Risk 4,016,171 — — 4,016,171
Swaps Agreements
Interest Rate Risk — 630,737 — 630,737
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (50,866) — (50,866)
Futures Contracts
Interest Rate Risk (3,856,187) — — (3,856,187)
Total $ 181,649,320 $ 2,593,526,364 $ 22,810,147 $ 2,797,985,831
*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
29 / June 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
UNCONSTRAINED
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 10,251,532 $ 3,799,346 $ 428,202 $ 6,937,647 $ 21,416,727
Accrued discounts/premiums — — 98,622 9,371 107,993
Realized (loss) — (5,463,643) (900,284) — (6,363,927)
Change in unrealized appreciation (depreciation)* (4,404) 7,035,958 788,314 (10,529) 7,809,339
Purchases — — 58,500 — 58,500
Sales (154,476) (56,111) (2,152) (52,428) (265,167)
Transfers into Level 3** — — 46,682 — 46,682
Transfers out of Level 3** — — — — —
Balance as of
June 30, 2024
$ 10,092,652 $ 5,315,550 $ 517,884 $ 6,884,061 $ 22,810,147
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $1,281,441 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2024, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $46,682 transferred from level 2 to level 3 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
UNCONSTRAINED BOND
FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $10,092,652 Broker Quote Offered Quote $89.21 - $100.12 $92.08 Increase
Common Stock $5,315,550 Third-Party Vendor Vendor Prices $37.60 $37.60 Increase
Corporate Securities $517,884 Third-Party Vendor Vendor Prices $0.94 - $13.14 $8.25 Increase
Mortgage-Backed
Securities-Non-Agency $45,043 Third-Party Vendor Vendor Prices $0.50 - $4.33 $3.77 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $6,839,018 Broker Quote Offered Quote $97.81 - $99.85 $99.09 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.